Related Parties Transactions (Details) - Schedule of amount due to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	$ 635,893	$ 393,424
BioFirst Corporation [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	188,753	40,878
BioFirst (Australia) [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	275,901	132,443
AsiaGene [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total		24,017
YuanGene [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total		9,205
The Jiangs [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	19,789	18,750
Due to Shareholders [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	$ 151,450	$ 168,131